Business combination	12 Months Ended
Dec. 31, 2020
Business combination
Business combination

3.            Business combination

In September 2020, the Group entered into a sale and purchase agreement to acquire 100% equity interests of Shanxian Daojia from Weimin Luo, a director and Chief Operating Officer of the Company (see note 26), and a third party individual at nil consideration while taken up the net liabilities of Shanxian Daojia The allocation of the purchase price at the date of acquisition is as follows:

USD (In thousands)	As of acquisition date
Property and equipment, net	17
Accrued liabilities and other payables	(798)
Goodwill	781
Total	—

Shanxian Daojia is a company principally operating an internet platform for daily services. The purpose of this acquisition is to acquire the skilled talents of Shanxian Daojia and goodwill arising from this acquisition is attributable to the acquired workforce. This acquisition was completed on September 30, 2020. The acquired goodwill is not deductible for tax purposes. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.

Pro forma revenue data and pro forma earnings data was not disclosed because the impact was immaterial.